Promissory Note	9 Months Ended
Sep. 30, 2019
Debt Disclosure [Abstract]
Promissory Note

Note 11- Promissory note

P&G Secured Promissory Note

In connection with the entering into of the Transaction Agreement, C-PAK (together with certain affiliates, the “Note Borrowers”) entered into a Senior Secured Promissory Note (the “Secured Note”) in the original principal amount of $9,500,000 with P&G, in its respective capacity as the “Note Lender.”

The interest rate applicable to the borrowing under the Secured Note is equal to 6.00% which is deferred and payable on the maturity date of the Secured Note. Under the Secured Note, the Borrowers must repay the unpaid principal amount of the Secured Note on September 13, 2019. The Note was not repaid as at maturity date and is currently undergoing renegotiations for terms of repayment.

The Secured Note contains customary affirmative and negative covenants, which, among other things, limit the Borrower’s ability to (i) incur additional indebtedness, (ii) pay dividends or make certain distributions or (iii) dispose of its assets, grant liens or encumber its assets. These covenants are subject to a number of exceptions and qualifications. For the nine-month period ended September 30, 2019, the Company accrued $150,477 in interest, included in accounts payable.